Income Taxes (Tax Effects of Temporary Differences) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Current
Accounts receivable	¥ 370	$ 57	¥ 482
Other receivables	0	0	0
Inventory impairment	918	141	717
Estimated Loss due to Product Warranty	0	0	0
Deferred tax assets - current	1,288	198	1,199
Non-current
Property, plant and equipment, principally due to differences in depreciation	775	119	917
Construction in progress, principally due to capitalized interest	(2,432)	(373)	(2,656)
Lease prepayments, principally due to differences in charges	(331)	(51)	(341)
Allowance for advanced to supplier-long term	16	2	16
Net loss carryforward	6,110	939	7,099
Deferred Tax Assets, Gross, Noncurrent	4,138	636	5,035
Net deferred income tax assets	¥ 5,426	$ 834	¥ 6,234